Summary of Significant Accounting Policies - Schedule of Groups Long-Lived Assets By Geographic Area (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	$ 106,992,826	$ 33,476
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	100,293,638
The United Arab Emirates [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	5,483,789
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographic information	$ 1,215,399	$ 33,476